Related Party Balances and Transactions (Details) - Schedule of Related Parties of the Group and their Relationships	12 Months Ended
Dec. 31, 2023
Mr. Lei Zhang [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Parties of the Group and their Relationships [Line Items]
Relationship with the Group	Founder, Chairman of the Board of Directors and CEO
Fanhua Group [Member]
Related Party Balances and Transactions (Details) - Schedule of Related Parties of the Group and their Relationships [Line Items]
Relationship with the Group	Shareholder of the Company